LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 34.3%		Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026		$12,925,000	$12,996,996
4.13%, 02/15/2027		35,565,000	35,773,389
4.50%, 04/15/2027		5,960,000	6,034,267
3.88%, 11/30/2027		2,850,000	2,865,586
1.38%, 10/31/2028		3,240,000	3,028,261
3.75%, 12/31/2028		4,675,000	4,690,888
4.25%, 02/28/2029		96,330,000	98,181,342
4.63%, 04/30/2029		132,755,000	137,017,681
3.25%, 06/30/2029		90,490,000	89,157,394
4.00%, 02/28/2030		94,525,000	95,647,484
3.88%, 06/30/2030		19,500,000	19,624,160
3.63%, 09/30/2030		22,765,000	22,655,621
TOTAL U.S. TREASURY SECURITIES (Cost $519,404,565)			527,673,069

CORPORATE BONDS - 21.9%		Par	Value
Aerospace & Defense - 1.0%
Boeing Co., 3.25%, 02/01/2028		6,460,000	6,310,605
L3Harris Technologies, Inc., 5.40%, 01/15/2027		5,680,000	5,773,769
RTX Corp., 4.13%, 11/16/2028		2,640,000	2,643,499
			14,727,873

Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029		3,265,000	3,313,985

Auto Manufacturers - 0.6%
General Motors Financial Co., Inc., 5.35%, 01/07/2030		5,185,000	5,312,590
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)		3,305,000	3,289,326
			8,601,916

Banks - 7.1%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		10,090,000	10,128,314
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031		14,025,000	14,477,876
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027		11,625,000	11,661,332
Citibank NA, 4.58%, 05/29/2027		6,130,000	6,185,374
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		3,770,000	3,772,390
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)		1,305,000	1,339,371
Credit Suisse AG, 5.00%, 07/09/2027		2,240,000	2,278,151
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030		1,610,000	1,633,458
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)		3,780,000	3,918,697
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029		2,150,000	2,288,524
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031		2,595,000	2,683,300
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029		3,420,000	3,567,138
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031		12,900,000	13,333,379
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031		6,115,000	6,313,532
Morgan Stanley Private Bank NA, 4.73% to 07/18/2030 then SOFR + 1.08%, 07/18/2031		6,600,000	6,699,399
NatWest Markets PLC, 5.41%, 05/17/2029 (a)		3,615,000	3,749,943
State Street Corp., 4.54%, 02/28/2028		3,150,000	3,190,668
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)		3,540,000	3,629,205
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031		8,565,000	8,835,535
			109,685,586

Beverages - 0.2%
PepsiCo, Inc., 4.10%, 01/15/2029		3,640,000	3,653,270

Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028		4,385,000	4,488,239

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026		1,760,000	1,753,501

Computers - 0.3%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029		3,830,000	3,851,550

Cosmetics & Personal Care - 0.4%
Haleon US Capital LLC, 3.38%, 03/24/2027		6,910,000	6,839,092

Diversified Financial Services - 0.5%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027		7,390,000	7,549,011

Electric - 1.3%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030		3,620,000	3,719,865
Florida Power & Light Co.
5.05%, 04/01/2028		4,240,000	4,351,248
4.40%, 05/15/2028		5,375,000	5,436,663
NSTAR Electric Co., 3.20%, 05/15/2027		3,510,000	3,464,065
Southern California Edison Co., 1.20%, 02/01/2026		1,060,000	1,047,758
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027		1,892,264	1,902,316
			19,921,915

Electronics - 0.4%
Honeywell International, Inc.
4.65%, 07/30/2027		4,405,000	4,457,877
4.88%, 09/01/2029		1,665,000	1,712,702
			6,170,579

Food - 2.7%
General Mills, Inc., 4.88%, 01/30/2030		4,110,000	4,196,723
Kraft Heinz Foods Co., 3.88%, 05/15/2027		3,560,000	3,543,954
Mars, Inc.
4.60%, 03/01/2028 (a)		15,540,000	15,731,988
4.80%, 03/01/2030 (a)		14,590,000	14,869,176
Sysco Corp., 3.25%, 07/15/2027		2,855,000	2,815,669
			41,157,510

Healthcare-Services - 0.7%
HCA, Inc., 5.00%, 03/01/2028		2,300,000	2,342,669
UnitedHealth Group, Inc.
4.40%, 06/15/2028		2,060,000	2,080,377
4.25%, 01/15/2029		5,810,000	5,827,775
			10,250,821

Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026		2,640,000	2,654,100
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)		1,430,000	1,460,252
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)		2,530,000	2,504,308
			6,618,660

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029		1,695,000	1,751,612

Pharmaceuticals - 1.0%
AbbVie, Inc., 4.80%, 03/15/2029		1,695,000	1,733,891
CVS Health Corp.
2.88%, 06/01/2026		6,990,000	6,925,281
5.00%, 01/30/2029		4,080,000	4,160,098
EMD Finance LLC, 4.13%, 08/15/2028 (a)		3,290,000	3,291,517
			16,110,787

Pipelines - 0.8%
Enbridge, Inc., 6.00%, 11/15/2028		3,125,000	3,287,767
Energy Transfer LP, 6.05%, 12/01/2026		6,785,000	6,912,015
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027		1,880,000	1,896,398
			12,096,180

REITS - 1.4%
American Homes 4 Rent LP, 4.90%, 02/15/2029		1,740,000	1,770,260
Brixmor Operating Partnership LP, 4.13%, 06/15/2026		2,025,000	2,021,772
Essex Portfolio LP, 1.70%, 03/01/2028		1,740,000	1,641,945
GLP Capital LP / GLP Financing II, Inc.
5.75%, 06/01/2028		1,310,000	1,346,350
4.00%, 01/15/2030		2,100,000	2,033,554
Kite Realty Group LP, 4.00%, 10/01/2026		5,270,000	5,256,351
Lineage OP LP, 5.25%, 07/15/2030 (a)		3,445,000	3,493,049
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)		3,825,000	3,948,422
			21,511,703

Retail - 0.6%
Home Depot, Inc., 4.88%, 06/25/2027		2,820,000	2,867,020
O'Reilly Automotive, Inc.
5.75%, 11/20/2026		4,035,000	4,104,933
4.20%, 04/01/2030		1,805,000	1,798,994
Walmart, Inc., 4.35%, 04/28/2030		1,060,000	1,077,602
			9,848,549

Semiconductors - 0.2%
Broadcom, Inc., 4.60%, 07/15/2030		2,545,000	2,584,004

Software - 0.5%
Oracle Corp.
4.80%, 08/03/2028		2,715,000	2,761,175
4.45%, 09/26/2030		1,275,000	1,274,122
Roper Technologies, Inc., 4.25%, 09/15/2028		2,900,000	2,913,968
			6,949,265

Telecommunications - 1.1%
AT&T, Inc., 2.30%, 06/01/2027		4,345,000	4,217,816
T-Mobile USA, Inc.
4.80%, 07/15/2028		2,855,000	2,906,582
4.85%, 01/15/2029		5,545,000	5,657,620
Verizon Communications, Inc., 2.10%, 03/22/2028		4,625,000	4,412,032
			17,194,050
TOTAL CORPORATE BONDS (Cost $330,818,880)			336,629,658

MORTGAGE-BACKED SECURITIES - 11.6%		Par	Value
Alen Mortgage Trust, Series 2021-ACEN, Class A, 5.42% (1 mo. Term SOFR + 1.26%), 04/15/2034, (1.15% Floor) (a)		3,150,000	3,051,563
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065 (a)(b)		53,039	51,217
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.90% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor) (a)		10,000,000	9,997,871
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 5.84% (1 mo. Term SOFR + 1.69%), 07/15/2041, (1.69% Floor) (a)		1,420,000	1,423,552
BBCMS Trust
Series 2015-VFM, Class A1, 2.47%, 03/10/2036 (a)		127,261	126,203
Series 2023-C19, Class A2B, 5.75%, 04/15/2056		7,135,000	7,274,302
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 5.84% (1 mo. Term SOFR + 1.69%), 03/15/2041, (1.69% Floor) (a)		3,259,222	3,261,259
BX Trust
Series 2021-CIP, Class A, 5.19% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor) (a)		1,913,228	1,912,032
Series 2021-VIEW, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 06/15/2036, (1.28% Floor) (a)		2,000,000	1,995,625
Series 2021-XL2, Class B, 5.26% (1 mo. Term SOFR + 1.11%), 10/15/2038, (1.00% Floor) (a)		3,850,000	3,846,391
Series 2022-AHP, Class A, 5.14% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor) (a)		965,000	964,397
Series 2022-VAMF, Class B, 5.43% (1 mo. Term SOFR + 1.28%), 01/15/2039, (1.28% Floor) (a)		1,750,000	1,747,266
Series 2023-DELC, Class A, 6.84% (1 mo. Term SOFR + 2.69%), 05/15/2038, (2.69% Floor) (a)		850,000	855,301
Series 2024-XL5, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 03/15/2041, (1.39% Floor) (a)		2,465,786	2,467,327
Series 2025-BCAT, Class A, 5.53% (1 mo. Term SOFR + 1.38%), 08/15/2042, (1.38% Floor) (a)		1,724,913	1,726,530
Citigroup Commercial Mortgage Trust, Series 2021-PRM2, Class A, 5.22% (1 mo. Term SOFR + 1.06%), 10/15/2038, (0.95% Floor) (a)		5,250,000	5,236,875
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050		2,300,000	2,255,977
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)		1,000,000	1,040,891
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 5.39% (1 mo. Term SOFR + 1.23%), 11/15/2038, (1.12% Floor) (a)		5,355,377	5,350,357
Fannie Mae Connecticut Avenue Securities
Series 2022-R03, Class 1M2, 7.86% (30 day avg SOFR US + 3.50%), 03/25/2042, (0.00% Floor) (a)		4,790,000	4,941,172
Series 2022-R04, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor) (a)		3,350,000	3,441,589
Series 2022-R05, Class 2M2, 7.36% (30 day avg SOFR US + 3.00%), 04/25/2042, (0.00% Floor) (a)		380,000	390,164
Series 2022-R06, Class 1M2, 8.21% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor) (a)		1,675,000	1,742,427
Series 2022-R07, Class 1M2, 9.01% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor) (a)		4,255,706	4,501,416
Series 2022-R08, Class 1M2, 7.96% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (a)		6,105,000	6,349,200
Series 2023-R01, Class 1M2, 8.11% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor) (a)		4,400,000	4,620,000
Series 2023-R02, Class 1M2, 7.71% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor) (a)		5,000,000	5,218,750
Series 2023-R04, Class 1M2, 7.91% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor) (a)		5,302,000	5,590,323
Series 2023-R05, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor) (a)		1,875,000	1,947,656
Series 2023-R06, Class 1M2, 7.06% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (a)		3,060,000	3,161,764
Series 2023-R08, Class 1M2, 6.86% (30 day avg SOFR US + 2.50%), 10/25/2043, (0.00% Floor) (a)		740,000	759,299
Series 2024-R02, Class 1M2, 6.16% (30 day avg SOFR US + 1.80%), 02/25/2044, (0.00% Floor) (a)		530,000	534,359
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.86% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor) (a)		7,820,000	8,271,565
Series 2022-DNA6, Class M1B, 8.06% (30 day avg SOFR US + 3.70%), 09/25/2042, (0.00% Floor) (a)		3,010,000	3,163,329
Series 2023-DNA1, Class M1B, 7.45% (30 day avg SOFR US + 3.10%), 03/25/2043, (0.00% Floor) (a)		2,085,000	2,166,682
Series 2023-DNA2, Class M1B, 7.60% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor) (a)		5,210,000	5,453,101
Series 2023-HQA1, Class M1B, 7.86% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor) (a)		10,230,000	10,786,397
Series 2023-HQA3, Class M2, 7.71% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor) (a)		4,150,000	4,377,438
FRESB Multifamily Structured Pass Through Certificates, Series 2016-SB23, Class A10F, 2.31%, 09/25/2026 (b)		801,946	790,880
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050		2,000,000	1,970,085
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(b)		917,672	836,558
GSAT Trust 2025-BMF, Series 2025-BMF, Class A, 5.65% (1 mo. Term SOFR + 1.50%), 07/15/2040, (1.50% Floor) (a)		2,900,000	2,899,834
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (a)		687,490	687,274
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (a)		913,333	887,971
MCR Mortgage Trust, Series 2024-HTL, Class A, 5.91% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor) (a)		946,688	946,688
MILE Trust 2025-STNE, Series 2025-STNE, Class A, 5.65% (1 mo. Term SOFR + 1.50%), 07/15/2042, (1.50% Floor) (a)		3,100,000	3,100,969
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038 (a)		3,700,000	3,602,334
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056 (a)(b)		455,810	441,334
Series 2017-2A, Class A3, 4.00%, 03/25/2057 (a)(b)		680,040	660,875
NRTH PARK Mortgage Trust
Series 2024-PARK, Class A, 5.79% (1 mo. Term SOFR + 1.64%), 03/15/2039, (1.64% Floor) (a)		2,570,000	2,564,366
Series 2025-PARK, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor) (a)		6,070,000	6,054,825
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.14% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor) (a)		5,650,000	5,664,135
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (a)(b)		1,600,000	1,637,145
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 5.15% (1 mo. Term SOFR + 0.99%), 07/15/2038, (0.88% Floor) (a)		5,750,000	5,401,923
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.75% (1 mo. Term SOFR + 1.50%), 09/15/2030, (1.50% Floor) (a)		4,750,000	4,752,977
SMR Mortgage Trust, Series 2022-IND, Class A, 5.80% (1 mo. Term SOFR + 1.65%), 02/15/2039, (1.65% Floor) (a)		1,922,922	1,922,135
TX Trust, Series 2024-HOU, Class A, 5.74% (1 mo. Term SOFR + 1.59%), 06/15/2039, (1.59% Floor) (a)		2,000,000	1,996,602
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.07%, 09/15/2057 (b)		303,800	288,620
TOTAL MORTGAGE-BACKED SECURITIES (Cost $179,280,105)			179,109,097

ASSET-BACKED SECURITIES - 9.4%		Par	Value
American Express Travel Related Services Co., Inc.
Series 2024-1, Class A, 5.23%, 04/15/2029		9,350,000	9,544,022
Series 2025-2, Class A, 4.28%, 04/15/2030		570,000	575,460
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 5.32% (1 mo. Term SOFR + 1.16%), 01/25/2034, (1.05% Floor)		559,702	594,777
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)		5,225,000	5,276,513
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029		11,090,000	11,207,117
Carvana Auto Receivables Trust
Series 2022-P3, Class A3, 4.61%, 11/10/2027		1,328,853	1,329,973
Series 2024-P4, Class A3, 4.64%, 01/10/2030		265,000	266,619
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030		2,775,000	2,780,855
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051 (a)		3,946,250	3,841,550
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035 (a)		729,176	694,892
Financial Holding Corp.
Series 2024-B, Class A, 4.95%, 02/15/2029 (a)		4,000,000	4,047,667
Series 2024-D, Class A, 5.34%, 04/15/2029 (a)		4,440,000	4,532,211
Ford Credit Auto Owner Trust
Series 2024-A, Class A3, 5.09%, 12/15/2028		3,825,000	3,866,534
Series 2024-C, Class A3, 4.07%, 07/15/2029		8,075,000	8,098,359
Series 2024-D, Class A3, 4.61%, 08/15/2029		3,400,000	3,440,186
GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.10%, 03/16/2029		5,170,000	5,217,907
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027		12,820,000	12,910,046
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033 (a)		396,912	393,783
Series 2024-2A, Class A, 5.50%, 03/25/2038 (a)		2,683,053	2,716,393
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028		3,390,375	3,422,053
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038 (a)		271,273	269,359
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (a)		652,594	628,979
MVW Owner Trust
Series 2024-1A, Class A, 5.32%, 02/20/2043 (a)		3,369,925	3,432,710
Series 2025-1A, Class A, 4.97%, 09/22/2042 (a)		4,381,112	4,437,421
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069 (a)		1,079,367	987,627
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051 (a)		2,470,400	2,426,896
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (a)		1,500,000	1,506,311
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040 (a)		389,467	398,351
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (a)		1,049,002	920,406
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030		1,300,000	1,319,318
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (a)		5,767,275	5,570,320
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 06/21/2027 (a)		3,121,272	3,131,141
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)		3,730,000	3,754,020
T-Mobile US Trust, Series 2024-1A, Class A, 5.05%, 09/20/2029 (a)		2,140,000	2,160,142
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027		808,576	807,633
Series 2024-B, Class A3, 5.33%, 01/16/2029		11,650,000	11,832,438
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)		4,573,637	4,595,518
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027		4,750,000	4,792,385
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027		6,720,000	6,787,098
TOTAL ASSET-BACKED SECURITIES (Cost $143,679,333)			144,514,990

U.S. GOVERNMENT AGENCY ISSUES - 6.9%		Par	Value
Federal Farm Credit Banks Funding Corp, 4.75%, 12/14/2026		3,725,000	3,769,566
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026		13,745,000	13,791,228
4.50%, 08/14/2026		11,900,000	11,969,380
Federal Home Loan Banks
0.60%, 02/12/2026		7,100,000	7,012,406
1.10%, 02/25/2028		11,160,000	10,457,521
Federal National Mortgage Association
1.88%, 09/24/2026		26,835,000	26,361,762
0.75%, 10/08/2027		34,505,000	32,584,750
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $104,835,998)			105,946,613

TOTAL INVESTMENTS - 84.1% (Cost $1,278,018,881)			$1,293,873,427
Money Market Deposit Account - 3.8% (c)(d)			58,506,144
Other Assets in Excess of Liabilities - 12.1%(e)			186,748,384
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$1,539,127,955
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $283,476,697 or 18.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $14,194.
(e)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $190,574,026.

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	968	12/14/2026	$278,367,479	$(382,072)
3-Month Secured Overnight Financing Rate	1,975	03/16/2027	478,468,438	(103,911)
3-Month Secured Overnight Financing Rate	1	06/15/2027	242,288	(214)
3-Month Secured Overnight Financing Rate	53	09/14/2027	12,839,250	(17,635)
3-Month Secured Overnight Financing Rate	60	12/14/2027	14,529,750	(32,509)
3-Month Secured Overnight Financing Rate	26	03/14/2028	6,293,300	(14,017)
Aluminum - 90 day settlement(a)	4	10/17/2025	268,105	3,370
Aluminum - 90 day settlement(a)	4	11/05/2025	268,117	5,874
Aluminum - 90 day settlement(a)	1	11/11/2025	67,029	1,175
Aluminum - 90 day settlement(a)	1	11/18/2025	66,979	2,484
Aluminum - 90 day settlement(a)	2	11/26/2025	133,997	3,683
Aluminum - 90 day settlement(a)	1	12/18/2025	66,978	329
Aluminum - 90 day settlement(a)	1	12/22/2025	66,973	462
Arabica Coffee	87	12/18/2025	12,229,481	350,594
Australian Government 10 Year Bonds	650	12/15/2025	48,753,074	(233,455)
Australian Dollar	207	12/15/2025	13,707,540	62,357
Brent Crude Oil	356	10/31/2025	23,506,680	(516,103)
CAC40 10 Euro Index	298	10/17/2025	27,622,072	303,543
Canadian 10 Year Government Bonds	945	12/18/2025	83,153,481	90,415
CME Bitcoin Reference Rate (BRR)	46	10/31/2025	26,492,550	608,450
Copper	28	12/29/2025	3,399,550	(23,262)
Copper - 90 day settlement(a)	3	10/08/2025	767,782	43,412
Copper - 90 day settlement(a)	1	10/22/2025	256,230	7,717
Copper - 90 day settlement(a)	1	10/29/2025	256,338	15,395
Copper - 90 day settlement(a)	2	11/03/2025	512,735	28,118
Copper - 90 day settlement(a)	1	11/26/2025	256,601	12,011
Copper - 90 day settlement(a)	1	12/02/2025	256,614	9,058
Copper - 90 day settlement(a)	1	12/22/2025	256,637	(1,961)
Crude Oil	160	10/21/2025	9,979,200	(252,741)
Crude Soybean Oil	116	12/12/2025	3,444,504	(407,597)
Dow Jones Industrial Average Index	236	12/19/2025	55,093,020	470,544
Ether Dollar Reference Rate	30	10/31/2025	6,287,250	104,806
Euro	51	12/15/2025	7,517,400	2,385
Euro BUXL 30 Year Bonds	63	12/08/2025	8,467,555	(4,994)
Euro STOXX 50 Quanto Index	619	12/19/2025	40,268,612	582,985
Euro-BOBL	297	12/08/2025	41,079,625	4,268
Euro-BTP Italian Government Bonds	229	12/08/2025	32,219,971	15,823
Euro-Bund	367	12/08/2025	55,397,934	39,846
Euro-Schatz	203	12/08/2025	25,496,847	(9,330)
French Government Bonds	200	12/08/2025	28,494,276	2,455
FTSE 100 Index	872	12/19/2025	110,326,676	1,322,556
FTSE China A50 Index	233	10/30/2025	3,521,795	(14,390)
German Stock Index	45	12/19/2025	31,713,971	375,127
Gold	235	12/29/2025	91,020,200	6,411,275
Hang Seng China Enterprises Index	202	10/30/2025	12,428,453	143,782
Hang Seng Index	360	10/30/2025	62,248,665	720,981
IBEX 35 Index	1	10/17/2025	182,073	(211)
ICE 3 Month SONIA Rate	197	03/16/2027	63,848,480	(20,519)
Japanese 10 Year Government Bonds	7	12/15/2025	6,427,494	(11,111)
KOSPI 200 Index	141	12/11/2025	11,955,178	147,613
Lead - 90 day settlement(a)	1	11/11/2025	49,178	(1,101)
Lean Hogs	10	12/12/2025	354,900	(9,598)
Live Cattle	6	12/31/2025	563,460	(565)
London Metals - Aluminum(a)	181	12/15/2025	12,131,027	282,523
London Metals - Copper(a)	168	12/15/2025	43,140,004	1,681,029
London Metals - Lead(a)	10	12/15/2025	495,493	(8,866)
London Metals - Nickel(a)	19	12/15/2025	1,733,989	(17,022)
London Metals - Zinc(a)	119	12/15/2025	8,833,191	337,592
Long Gilt	137	12/29/2025	16,737,382	2,988
Low Sulphur Gas Oil	473	11/12/2025	32,495,100	130,896
Low Sulphur Gas Oil	13	12/11/2025	875,550	2,210
Low Sulphur Gas Oil	5	01/12/2026	332,375	919
Mexican Peso	684	12/15/2025	18,509,040	27,300
MSCI Singapore Index	113	10/30/2025	3,918,799	(1,660)
Nasdaq 100 Index	184	12/19/2025	91,638,440	1,361,737
Natural Gas	17	10/29/2025	561,510	20,228
Nickel - 90 day settlement(a)	1	11/04/2025	90,797	(151)
Nickel - 90 day settlement(a)	1	11/26/2025	91,006	(229)
Nickel - 90 day settlement(a)	1	12/22/2025	91,335	(1,268)
Nickel - 90 day settlement(a)	1	12/30/2025	91,410	(188)
Nikkei 225 Index	201	12/11/2025	61,148,798	1,415,425
Nikkei 225 Index	126	12/11/2025	19,129,831	(86,281)
NY Harbor ULSD	232	10/31/2025	22,646,030	77,346
Platinum	33	01/28/2026	2,649,405	70,867
Reformulated Gasoline Blendstock	236	10/31/2025	19,053,838	(143,412)
Russell 2000 Index	302	12/19/2025	37,078,050	392,550
S&P 500 Index	278	12/19/2025	93,668,625	1,026,436
SGX FTSE Taiwan Index	111	10/30/2025	9,493,830	39,112
Silver	216	12/29/2025	50,371,200	4,783,942
Swiss Franc	5	12/15/2025	792,063	(304)
TOPIX Index	308	12/11/2025	65,417,588	510,110
U.S. Treasury 10 Year Notes	1,732	12/19/2025	194,849,998	(488,726)
U.S. Treasury 2 Year Notes	573	12/31/2025	119,412,305	(240,315)
U.S. Treasury 5 Year Note	1,693	12/31/2025	184,867,665	(415,195)
U.S. Treasury Long Bonds	329	12/19/2025	38,359,344	(73,128)
U.S. Treasury Ultra Bonds	39	12/19/2025	4,682,438	19,613
US Cocoa	2	12/15/2025	134,980	(5,735)
Zinc - 90 day settlement(a)	1	10/06/2025	75,093	7,179
Zinc - 90 day settlement(a)	1	11/14/2025	74,464	4,877
Zinc - 90 day settlement(a)	1	11/26/2025	74,358	4,849
				$20,552,845
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(14)	12/12/2025	$1,285,215	$9,361
10 Year U.S. Ultra Treasury Notes	(2)	12/19/2025	230,156	298
3 Month Euribor	(96)	06/15/2026	27,622,190	16,540
3 Month Euribor	(39)	09/14/2026	11,219,797	1,001
3 Month Euribor	(15)	12/14/2026	4,313,546	348
3 Month Euribor	(8)	03/15/2027	2,299,149	321
3 Month Euribor	(17)	06/14/2027	4,882,697	1,110
3 Month Euribor	(15)	09/13/2027	4,305,621	1,346
3 Month Euribor	(14)	12/13/2027	4,016,114	759
3-Month Secured Overnight Financing Rate	(170)	09/15/2026	41,103,875	(27,697)
3-Month Secured Overnight Financing Rate	(90)	12/15/2026	21,791,250	(14,256)
3-Month Secured Overnight Financing Rate	(38)	03/16/2027	9,205,975	(4,598)
3-Month Secured Overnight Financing Rate	(5)	06/20/2028	1,209,625	(399)
Aluminum - 90 day settlement(a)	(4)	10/17/2025	268,105	(3,862)
Aluminum - 90 day settlement(a)	(4)	11/05/2025	268,117	(6,973)
Aluminum - 90 day settlement(a)	(1)	11/11/2025	67,029	(1,695)
Aluminum - 90 day settlement(a)	(1)	11/18/2025	66,979	(2,793)
Aluminum - 90 day settlement(a)	(2)	11/26/2025	133,997	(3,375)
Aluminum - 90 day settlement(a)	(1)	12/18/2025	66,978	(836)
Aluminum - 90 day settlement(a)	(1)	12/22/2025	66,972	(641)
ASX SPI 200 Index	(6)	12/18/2025	880,689	2,674
Austrailian Government 10 Year Bonds	(174)	12/15/2025	13,050,824	(57,202)
Austrailian Government 3 Year Bonds	(410)	12/15/2025	28,985,545	(4,732)
Australian Dollar	(118)	12/15/2025	7,813,960	(4,060)
Brent Crude Oil	(15)	10/31/2025	990,450	513
Brent Crude Oil	(18)	11/28/2025	1,181,160	2,679
Brent Crude Oil	(5)	12/30/2025	326,600	424
Brent Crude Oil	(3)	01/30/2026	195,420	86
Brent Crude Oil	(4)	02/27/2026	260,240	(35)
Brent Crude Oil	(1)	03/31/2026	65,020	(151)
British Pound	(206)	12/15/2025	17,318,162	(99,768)
CAC40 10 Euro Index	(61)	10/17/2025	5,654,183	(62,411)
Canadian Dollar	(834)	12/16/2025	60,131,400	143,344
Copper	(25)	12/29/2025	3,035,312	(90,034)
Copper - 90 day settlement(a)	(3)	10/08/2025	767,782	(41,022)
Copper - 90 day settlement(a)	(1)	10/22/2025	256,230	(9,250)
Copper - 90 day settlement(a)	(1)	10/29/2025	256,338	(15,914)
Copper - 90 day settlement(a)	(2)	11/03/2025	512,735	(30,873)
Copper - 90 day settlement(a)	(1)	11/26/2025	256,601	(12,581)
Copper - 90 day settlement(a)	(1)	12/02/2025	256,614	(8,841)
Copper - 90 day settlement(a)	(1)	12/22/2025	256,637	(4,274)
Corn No. 2 Yellow	(1,211)	12/12/2025	25,158,525	1,003,931
Cotton No.2	(179)	12/08/2025	5,886,415	120,275
Crude Oil	(25)	10/21/2025	1,559,250	7,494
Crude Oil	(24)	11/20/2025	1,487,040	10,777
Crude Oil	(5)	12/19/2025	308,400	921
Crude Oil	(1)	03/20/2026	61,290	138
Crude Soybean Oil	(120)	12/12/2025	3,563,280	113,798
Dollar Index	(58)	12/15/2025	5,652,158	(4,972)
Dow Jones Industrial Average Index	(69)	12/19/2025	16,107,705	(103,338)
Euro	(58)	12/15/2025	8,549,200	(26,705)
Euro BUXL 30 Year Bonds	(5)	12/08/2025	672,028	631
Euro-BOBL	(806)	12/08/2025	111,482,078	(32,442)
Euro-Bund	(581)	12/08/2025	87,700,816	(359,245)
Euro-Schatz	(3,125)	12/08/2025	392,500,734	112,418
French Government Bonds	(45)	12/08/2025	6,411,212	(4,981)
FTSE/JSE Top 40 Index	(22)	12/18/2025	1,301,350	(35,305)
FTSE/MIB Index	(3)	12/19/2025	748,353	(7,325)
Hard Red Winter Wheat	(250)	12/12/2025	6,221,875	387,799
ICE 3 Month SONIA Rate	(56)	09/15/2026	18,138,525	(624)
ICE 3 Month SONIA Rate	(28)	12/15/2026	9,073,499	(951)
ICE 3 Month SONIA Rate	(6)	03/16/2027	1,944,624	(594)
ICE 3 Month SONIA Rate	(5)	06/15/2027	1,620,268	(526)
ICE 3 Month SONIA Rate	(1)	09/14/2027	323,953	(68)
ICE 3 Month SONIA Rate	(7)	12/14/2027	2,266,845	(326)
ICE 3 Month SONIA Rate	(6)	03/14/2028	1,942,405	(409)
ICE European Climate Exchange Emissions	(13)	12/15/2025	1,155,691	1,961
Japanese 10 Year Government Bonds	(119)	12/15/2025	109,267,404	1,000,966
Japanese Yen	(470)	12/15/2025	40,032,250	(345,221)
Lead - 90 day settlement(a)	(1)	11/11/2025	49,178	690
Lean Hogs	(28)	12/12/2025	993,720	1,923
London Cocoa	(34)	12/11/2025	2,162,867	303,543
London Metals - Aluminum(a)	(54)	12/15/2025	3,619,202	(75,325)
London Metals - Copper(a)	(50)	12/15/2025	12,839,287	(529,761)
London Metals - Lead(a)	(11)	12/15/2025	545,042	2,874
London Metals - Nickel(a)	(22)	12/15/2025	2,007,777	(967)
London Metals - Zinc(a)	(45)	12/15/2025	3,340,282	(152,980)
Long Gilt	(550)	12/29/2025	67,193,867	(148,570)
MSCI EAFE Index	(43)	12/19/2025	5,988,395	1,139
MSCI Emerging Markets Index	(51)	12/19/2025	3,467,235	(8,831)
Nasdaq 100 Index	(17)	12/19/2025	8,466,595	(22,798)
Natural Gas	(280)	10/29/2025	9,248,400	(57,161)
Natural Gas	(25)	10/30/2025	663,807	4,178
Natural Gas	(10)	11/25/2025	388,000	(6,799)
Natural Gas	(24)	12/29/2025	1,002,480	4,154
Natural Gas	(17)	01/28/2026	676,430	(7,132)
Natural Gas	(11)	02/25/2026	398,530	(3,701)
New Zealand Dollar	(273)	12/15/2025	15,873,585	(27,379)
Nickel - 90 day settlement(a)	(1)	11/04/2025	90,797	(74)
Nickel - 90 day settlement(a)	(1)	11/26/2025	91,006	(206)
Nickel - 90 day settlement(a)	(1)	12/22/2025	91,335	338
Nickel - 90 day settlement(a)	(1)	12/30/2025	91,410	(97)
Nifty 50 Index	(78)	10/28/2025	3,862,794	33,758
NY Harbor ULSD	(10)	11/28/2025	966,126	1,515
NY Harbor ULSD	(4)	12/31/2025	383,578	1,043
NY Harbor ULSD	(1)	01/30/2026	95,315	(40)
Reformulated Gasoline Blendstock	(41)	10/31/2025	3,310,201	8,326
Reformulated Gasoline Blendstock	(31)	11/28/2025	2,440,859	8,436
Reformulated Gasoline Blendstock	(11)	12/31/2025	855,254	2,588
Reformulated Gasoline Blendstock	(5)	01/30/2026	389,550	1,516
Russell 2000 Index	(138)	12/19/2025	16,942,950	(13,953)
S&P 500 Index	(42)	12/19/2025	14,151,375	(40,022)
S&P Mid Cap 400 Index	(15)	12/19/2025	4,929,300	19,925
S&P/Toronto Stock Exchange 60 Index	(13)	12/18/2025	3,311,978	(11,731)
Sao Paulo Stock Exchange Index(Bovespa)	(30)	10/15/2025	829,431	(1,130)
SET50 Index	(181)	12/29/2025	911,340	3,066
Soybean Meal	(477)	12/12/2025	13,036,410	537,072
Soybeans	(671)	11/14/2025	33,608,712	742,212
Sugar #11	(404)	02/27/2026	7,511,168	(41,606)
Swiss Franc	(45)	12/15/2025	7,128,563	(8,862)
U.S. Treasury 2 Year Notes	(806)	12/31/2025	167,969,141	(91,109)
U.S. Treasury 5 Year Note	(619)	12/31/2025	67,591,899	25,980
U.S. Treasury Ultra Bonds	(10)	12/19/2025	1,200,625	(4,550)
US Cocoa	(2)	12/15/2025	134,980	(755)
Wheat	(555)	12/12/2025	14,097,000	1,432,039
Zinc - 90 day settlement(a)	(1)	10/06/2025	75,093	(7,513)
Zinc - 90 day settlement(a)	(1)	11/14/2025	74,464	(4,800)
Zinc - 90 day settlement(a)	(1)	11/26/2025	74,358	(5,171)
				$3,373,900
Net Unrealized Appreciation (Depreciation)				$23,926,745

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

LoCorr Macro Strategies Fund
Consolidated Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	10/01/2025	AUD	914,000	USD	601,268	$3,534
Bank of America	10/02/2025	AUD	1,100,000	USD	726,339	1,553
Bank of America	12/17/2025	AUD	62,892,000	USD	41,818,501	(164,087)
Bank of America	10/01/2025	CAD	14,994,000	USD	10,772,092	2,300
Bank of America	10/15/2025	CAD	21,910,000	USD	15,758,616	(3,147)
Bank of America	12/17/2025	CAD	9,876,000	USD	7,200,737	(77,802)
Bank of America	10/01/2025	CHF	339,000	USD	425,838	67
Bank of America	10/02/2025	CHF	74,000	USD	92,950	32
Bank of America	12/17/2025	CHF	56,679,000	USD	71,959,869	(80,513)
Bank of America	10/09/2025	CNH	38,680,000	USD	5,429,325	793
Bank of America	10/10/2025	CNH	77,520,000	USD	10,874,558	8,945
Bank of America	10/15/2025	CNH	453,170,000	USD	63,860,463	(213,589)
Bank of America	11/19/2025	CNH	105,040,000	USD	14,782,876	6,513
Bank of America	10/01/2025	EUR	758,000	USD	888,713	1,274
Bank of America	10/02/2025	EUR	856,000	USD	1,004,952	160
Bank of America	10/15/2025	EUR	83,200,000	USD	97,647,633	126,644
Bank of America	11/19/2025	EUR	3,500,000	USD	4,119,439	2,111
Bank of America	12/17/2025	EUR	76,866,000	USD	90,608,852	49,341
Bank of America	10/01/2025	GBP	1,242,000	USD	1,668,806	1,571
Bank of America	10/02/2025	GBP	101,000	USD	135,783	54
Bank of America	10/15/2025	GBP	43,850,000	USD	59,208,891	(229,514)
Bank of America	11/19/2025	GBP	8,890,000	USD	11,963,212	(5,045)
Bank of America	12/17/2025	GBP	62,576,000	USD	84,865,329	(699,429)
Bank of America	10/01/2025	JPY	229,441,000	USD	1,544,035	7,612
Bank of America	10/02/2025	JPY	92,971,000	USD	628,741	63
Bank of America	10/15/2025	JPY	8,117,000,000	USD	55,082,863	(102,742)
Bank of America	12/17/2025	JPY	979,841,000	USD	6,717,266	(37,002)
Bank of America	10/01/2025	MXN	6,991,000	USD	381,313	388
Bank of America	10/15/2025	MXN	807,960,000	USD	43,392,413	652,736
Bank of America	12/17/2025	MXN	612,138,000	USD	32,625,166	518,375
Bank of America	10/01/2025	NZD	5,308,000	USD	3,068,767	8,654
Bank of America	10/02/2025	NZD	6,435,000	USD	3,731,050	(99)
Bank of America	12/17/2025	NZD	24,404,000	USD	14,596,844	(404,379)
Bank of America	10/01/2025	USD	600,081	AUD	914,000	(4,722)
Bank of America	10/02/2025	USD	727,485	AUD	1,100,000	(407)
Bank of America	12/17/2025	USD	9,889,913	AUD	15,027,000	(62,719)
Bank of America	10/01/2025	USD	10,767,006	CAD	14,994,000	(7,386)
Bank of America	10/15/2025	USD	75,830,932	CAD	104,450,000	720,994
Bank of America	12/17/2025	USD	68,468,641	CAD	94,518,000	298,783
Bank of America	10/01/2025	USD	425,195	CHF	339,000	(710)
Bank of America	10/02/2025	USD	92,973	CHF	74,000	(8)
Bank of America	12/17/2025	USD	3,872,929	CHF	3,060,000	(7,712)
Bank of America	10/09/2025	USD	5,427,421	CNH	38,680,000	(2,697)
Bank of America	10/10/2025	USD	10,876,545	CNH	77,520,000	(6,958)
Bank of America	10/15/2025	USD	63,728,514	CNH	453,170,000	81,640
Bank of America	11/19/2025	USD	61,370,343	CNH	436,570,000	(97,702)
Bank of America	10/01/2025	USD	889,002	EUR	758,000	(984)
Bank of America	10/02/2025	USD	1,004,786	EUR	856,000	(325)
Bank of America	10/15/2025	USD	97,886,394	EUR	83,200,000	112,118
Bank of America	12/17/2025	USD	7,645,840	EUR	6,484,000	(1,595)
Bank of America	10/01/2025	USD	1,669,347	GBP	1,242,000	(1,029)
Bank of America	10/02/2025	USD	135,814	GBP	101,000	(22)
Bank of America	10/15/2025	USD	59,332,723	GBP	43,850,000	353,346
Bank of America	12/17/2025	USD	20,989,399	GBP	15,625,000	(26,521)
Bank of America	10/01/2025	USD	1,543,616	JPY	229,441,000	(8,031)
Bank of America	10/02/2025	USD	628,051	JPY	92,971,000	(753)
Bank of America	10/15/2025	USD	91,891,672	JPY	13,559,000,000	50,417
Bank of America	12/17/2025	USD	42,680,655	JPY	6,241,415,000	128,545
Bank of America	10/01/2025	USD	380,803	MXN	6,991,000	(897)
Bank of America	10/15/2025	USD	23,359,319	MXN	433,970,000	(298,131)
Bank of America	12/17/2025	USD	545,560	MXN	10,139,000	(3,405)
Bank of America	10/01/2025	USD	3,073,486	NZD	5,308,000	(3,935)
Bank of America	10/02/2025	USD	3,731,984	NZD	6,435,000	1,033
Bank of America	12/17/2025	USD	36,643,166	NZD	62,249,000	441,448
Deutsche Bank	10/15/2025	AUD	29,590,000	USD	19,531,235	53,004
Deutsche Bank	10/15/2025	BRL	282,510,000	USD	51,623,988	1,253,211
Deutsche Bank	10/15/2025	CHF	29,760,000	USD	37,583,148	(127,490)
Deutsche Bank	10/15/2025	CLP	2,424,000,000	USD	2,509,781	11,669
Deutsche Bank	11/19/2025	CLP	180,000,000	USD	187,048	188
Deutsche Bank	10/15/2025	ILS	17,040,000	USD	5,096,203	48,351
Deutsche Bank	10/15/2025	INR	447,490,000	USD	5,072,223	(36,721)
Deutsche Bank	10/15/2025	KRW	13,296,000,000	USD	9,589,403	(105,779)
Deutsche Bank	11/19/2025	KRW	1,746,000,000	USD	1,247,647	(148)
Deutsche Bank	10/15/2025	NOK	216,600,000	USD	21,888,113	(181,408)
Deutsche Bank	11/19/2025	NOK	1,880,000	USD	188,439	(12)
Deutsche Bank	10/15/2025	NZD	50,170,000	USD	29,568,231	(465,083)
Deutsche Bank	10/15/2025	PLN	48,610,000	USD	13,364,035	7,160
Deutsche Bank	10/15/2025	SEK	164,090,000	USD	17,539,195	(91,474)
Deutsche Bank	11/19/2025	SEK	29,310,000	USD	3,142,379	(18,991)
Deutsche Bank	10/15/2025	SGD	26,790,000	USD	20,972,751	(178,150)
Deutsche Bank	11/19/2025	SGD	7,040,000	USD	5,480,696	(1,618)
Deutsche Bank	10/15/2025	USD	57,761,494	AUD	87,740,000	(309,511)
Deutsche Bank	10/15/2025	USD	23,934,257	BRL	129,410,000	(287,323)
Deutsche Bank	10/15/2025	USD	37,433,597	CHF	29,760,000	(22,061)
Deutsche Bank	11/19/2025	USD	39,920,665	CHF	31,670,000	(105,092)
Deutsche Bank	10/15/2025	USD	2,504,552	CLP	2,424,000,000	(16,897)
Deutsche Bank	11/19/2025	USD	189,791	CLP	182,000,000	475
Deutsche Bank	10/15/2025	USD	3,308,407	ILS	11,000,000	(12,609)
Deutsche Bank	10/15/2025	USD	8,040,301	INR	711,040,000	39,130
Deutsche Bank	10/15/2025	USD	9,569,895	KRW	13,296,000,000	86,270
Deutsche Bank	11/19/2025	USD	2,062,242	KRW	2,896,000,000	(6,920)
Deutsche Bank	10/15/2025	USD	21,699,394	NOK	216,600,000	(7,310)
Deutsche Bank	11/19/2025	USD	1,924,125	NOK	19,190,000	762
Deutsche Bank	10/15/2025	USD	60,764,158	NZD	103,610,000	660,965
Deutsche Bank	10/15/2025	USD	7,588,866	PLN	27,560,000	7,914
Deutsche Bank	10/15/2025	USD	17,549,959	SEK	164,090,000	102,237
Deutsche Bank	11/19/2025	USD	10,323,334	SEK	97,110,000	(25,085)
Deutsche Bank	10/15/2025	USD	20,876,504	SGD	26,790,000	81,902
Deutsche Bank	11/19/2025	USD	11,839,403	SGD	15,250,000	(29,339)
Deutsche Bank	10/15/2025	USD	12,745,972	ZAR	223,570,000	(185,654)
Deutsche Bank	11/19/2025	USD	2,387,161	ZAR	41,590,000	(12,401)
Deutsche Bank	10/15/2025	ZAR	223,570,000	USD	12,802,419	129,207
Deutsche Bank	11/19/2025	ZAR	106,100,000	USD	6,131,545	(10,041)
Net Unrealized Appreciation (Depreciation)						$1,272,375

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LoCorr Macro Strategies Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$527,673,069	$–	$527,673,069
Corporate Bonds	–	336,629,658	–	336,629,658
Mortgage-Backed Securities	–	179,109,097	–	179,109,097
Asset-Backed Securities	–	144,514,990	–	144,514,990
U.S. Government Agency Issues	–	105,946,613	–	105,946,613
Total Investments	$–	$1,293,873,427	$–	$1,293,873,427

Other Financial Instruments:
Futures Contracts*	$30,170,849	$–	$–	$30,170,849
Forward Currency Contracts*	–	6,063,489	–	6,063,489
Total Other Financial Instruments	$30,170,849	$6,063,489	$–	$36,234,338

Liabilities:
Other Financial Instruments:
Futures Contracts*	$(6,244,104)	$–	$–	$(6,244,104)
Forward Currency Contracts*	–	(4,791,114)	–	(4,791,114)
Total Other Financial Instruments	$(6,244,104)	$(4,791,114)	$–	$(11,035,218)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.